Note 18 - Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of tax payables [text block]
	12/31/2024	12/31/2023
Municipal taxes	608	956
State taxes	428	465
Federal taxes	9,175	12,283
	10,211	13,704

Current	5,645	13,566
Non-Current	4,566	138